Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 40,497	$ 118,306	$ 158,803	$ 123,795
Americas
Disaggregation of Revenue [Line Items]
Total revenues			151,899	92,114
Europe
Disaggregation of Revenue [Line Items]
Total revenues			0	18,600
Asia
Disaggregation of Revenue [Line Items]
Total revenues			6,904	13,081
Services
Disaggregation of Revenue [Line Items]
Total revenues	29,571	81,382	110,953	70,223
Licenses and subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	1,954	10,612	12,566	25,516
Products
Disaggregation of Revenue [Line Items]
Total revenues	$ 8,972	$ 26,312	$ 35,284	$ 28,056